UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Brian C. Janssen

American Funds U.S. Government Money Market Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds U.S. Government Money Market FundSM Annual report for the year ended September 30, 2021

Seeking to earn
income while
preserving capital
and maintaining
liquidity

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class F-2 and Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Returns shown at net asset value (NAV) have all distributions reinvested. For current information and month-end results, visit capitalgroup.com and americanfundsretirement.com.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2021:

	1 year	5 years	10 years

Class F-2 shares	0.00%	0.79%	0.40%
Class A shares	0.00	0.82	0.41

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.37% for Class A shares as of the prospectus dated December 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class F-2 shares as of October 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.21% without the reimbursement). The fund’s annualized seven-day yield for Class A shares as of that date was 0.00% (–0.19% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

6	Financial statements

26	Board of trustees and other officers

Fellow investors:

For the fiscal year ended September 30, 2021, American Funds U.S. Government Money Market Fund returned 0.00% and maintained a net asset value (NAV) of $1.00 per share. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper U.S. Government Money Market Funds Average*, generated returns of 0.06% and 0.02%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.00% as of that date.

Yields for government money market funds remain very low by historical standards, in line with the target federal funds rate, which has been maintained between 0.00% to 0.25% since March 2020 following the initial outbreak of COVID-19 in the U.S.

Equity market strength

Equity markets have spent the last 12 months climbing, gaining approximately 28% after a significant dip and volatility throughout much of 2020. Within the calendar year, the Standard & Poor’s 500 Index (S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, experienced more than 50 record-breaking days by the end of August, a milestone set in 1995.

Industry sectors like energy and consumer discretionary that had been hit hard during the COVID-19 economic shutdown benefited from greater economic reopening and helped drive the index’s strong growth in the period alongside continued strength in communication services and information technology.

The upswing tapered off in September amid an impasse over the U.S. debt ceiling and a looming government shutdown in conjunction with worries around supply chain disruptions and increased inflation.

Liquidity and the Federal Reserve

The Federal Open Market Committee (FOMC) has maintained its persistently low interest rate guidance and overall accommodative policy. Unemployment has steadily fallen over the last 12 months, reaching 4.8% at the beginning of September, and inflation has been on the rise — two factors that would normally be expected to drive a change in policy. Throughout the period, however, the Fed indicated it believed too many economic uncertainties remain and that the economy was not yet strong enough to warrant a change.

This accommodative approach has been spearheaded by the ongoing $120 billion monthly purchases of Treasuries and

Your fund’s annualized seven-day SEC yield as of September 30, 2021†
American Funds U.S. Government Money Market Fund (Class F-2 shares)	0.00%
American Funds U.S. Government Money Market Fund (Class A shares)	0.00

*	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, visit the Quarterly Statistical Update, available on our website.
†	The annualized seven-day yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds U.S. Government Money Market Fund	1

mortgage bonds, which pushed the Fed’s balance sheet over $8 trillion for the first time. Implemented early in the COVID-19 pandemic, these asset purchases helped prop up the U.S. economy and created two significant effects: continued strength in equity markets and an economy flush with a surplus of cash.

This glut of liquidity has created significant downward pressure on short-term rates. The front end of the Treasury curve — Treasury bills and other short-dated obligations — has remained anchored between 0.00% to 0.15% throughout the period. At the same time, even minimal increases in rates from 0.00% to 0.05% have driven record-breaking demand in the Fed’s overnight reverse repurchase agreement facility (RRP). Interest in the RRP was further exacerbated by debt ceiling concerns, which helped push the facility’s balance to more than $1.6 trillion at the end of September.

The fund’s portfolio

The fund continued to meet its primary objectives of providing capital preservation and liquidity — important goals for many investors’ portfolios. While the fund maintained its $1.00-per-share NAV, it was unable to continue providing investors with monthly distributions. This is not unprecedented. It was also the case in the wake of the global financial crisis; as the interest rate environment improved, we were able to resume making distributions in time.

As of September 30, 100% of the fund’s net assets were in qualifying U.S. government securities, such as those issued by the federal government, its agencies or instrumentalities. Repurchase agreements backed by eligible government securities constitute 41.25% of the portfolio. U.S. Treasury bills were the next-largest allocation at 37.17%, followed by Federal agency bonds and notes at 11.54%, and U.S. Treasury bonds and notes at 10.04%. At the end of the reporting period, the fund’s weighted average maturity was 46 days.

Thank you for making American Funds U.S. Government Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin
President

November 9, 2021

For current information about the fund, visit capitalgroup.com.

2	American Funds U.S. Government Money Market Fund

Investment portfolio September 30, 2021

			Percent of net assets
Short-term securities:
Repurchase agreements			41.25%
U.S. Treasury bills			37.17
Federal agency bills & notes			11.54
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes			10.04
			100.00%

Short-term securities 89.96%		Principal amount (000)	Value (000)
Repurchase agreements 41.25%
Overnight repurchase agreements*		$9,650,000	$9,650,000

	Weighted average yield at acquisition
U.S. Treasury bills 37.17%
U.S. Treasury 10/5/2021	0.046%	172,700	172,700
U.S. Treasury 10/7/2021	0.048	457,100	457,098
U.S. Treasury 10/12/2021	0.050	34,600	34,600
U.S. Treasury 11/23/2021	0.047	300,000	300,002
U.S. Treasury 11/26/2021	0.038	244,600	244,587
U.S. Treasury 11/30/2021	0.048	301,950	301,944
U.S. Treasury 12/2/2021	0.049	659,200	659,149
U.S. Treasury 12/7/2021	0.049	84,000	84,000
U.S. Treasury 12/9/2021	0.045	593,000	592,965
U.S. Treasury 12/14/2021	0.047	150,000	149,995
U.S. Treasury 12/16/2021	0.051	56,500	56,495
U.S. Treasury 12/23/2021	0.050	99,800	99,791
U.S. Treasury 12/28/2021	0.046	451,300	451,273
U.S. Treasury 12/30/2021	0.047	728,400	728,327
U.S. Treasury 1/4/2022	0.043	57,000	56,997
U.S. Treasury 1/6/2022	0.048	331,200	331,173
U.S. Treasury 1/11/2022	0.040	250,000	249,988
U.S. Treasury 1/13/2022	0.048	300,300	300,265
U.S. Treasury 1/20/2022	0.048	460,700	460,643
U.S. Treasury 1/27/2022	0.048	91,400	91,387
U.S. Treasury 2/1/2022	0.048	50,000	50,007
U.S. Treasury 2/3/2022	0.054	150,000	149,977
U.S. Treasury 2/24/2022	0.046	876,000	875,840
U.S. Treasury 3/3/2022	0.049	451,900	451,823
U.S. Treasury 3/10/2022	0.046	479,200	479,104
U.S. Treasury 3/17/2022	0.044	300,160	300,097
U.S. Treasury 3/24/2022	0.045	416,800	416,709
U.S. Treasury 3/31/2022	0.048	150,000	149,962
			8,696,898

Federal agency bills & notes 11.54%
Discount bills & notes 10.68%
Federal Farm Credit Banks 11/22/2021	0.050	5,000	4,999
Federal Farm Credit Banks 1/18/2022	0.050	4,000	3,999
Federal Farm Credit Banks 1/19/2022	0.039	70,000	69,983
Federal Farm Credit Banks 1/21/2022	0.050	5,000	4,999
Federal Farm Credit Banks 1/24/2022	0.050	5,000	4,999
Federal Farm Credit Banks 1/26/2022	0.040	50,000	49,987
Federal Farm Credit Banks 2/1/2022	0.040	60,000	59,983
Federal Farm Credit Banks 2/2/2022	0.050	40,000	39,989
Federal Home Loan Bank 10/1/2021	0.049	167,800	167,800

American Funds U.S. Government Money Market Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 10/8/2021	0.034%	$58,100	$58,100
Federal Home Loan Bank 10/22/2021	0.040	163,800	163,793
Federal Home Loan Bank 10/27/2021	0.040	220,000	219,987
Federal Home Loan Bank 10/29/2021	0.040	533,100	533,066
Federal Home Loan Bank 11/3/2021	0.039	50,000	49,996
Federal Home Loan Bank 11/10/2021	0.039	65,000	64,995
Federal Home Loan Bank 11/22/2021	0.040	100,000	99,992
Federal Home Loan Bank 11/29/2021	0.040	58,600	58,595
Federal Home Loan Bank 12/1/2021	0.035	132,700	132,689
Federal Home Loan Bank 12/8/2021	0.043	31,000	30,997
Federal Home Loan Bank 12/10/2021	0.041	350,000	349,964
Federal Home Loan Bank 12/15/2021	0.039	37,500	37,496
Federal Home Loan Bank 12/17/2021	0.035	24,200	24,197
Federal Home Loan Bank 12/22/2021	0.049	49,100	49,094
Federal Home Loan Bank 12/29/2021	0.035	100,000	99,986
Federal Home Loan Bank 1/28/2022	0.050	86,650	86,632
Federal Home Loan Bank 2/2/2022	0.050	33,150	33,143
			2,499,460

	Coupon rate
Interest bearing bills & notes 0.86%
Federal Home Loan Bank (USD-SOFR + 0.005%) 12/20/2021[1]	0.055	200,000	199,968

Total federal agency bills & notes			2,699,428
Total short-term securities (cost: $21,046,226,000)			21,046,326

Bonds, notes & other debt instruments 10.04%
U.S. Treasury bonds & notes 10.04%
U.S. Treasury 1.50% 2021		175,000	175,417
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.189% 2022[1]		175,000	175,119
U.S. Treasury 1.875% 2022		125,000	125,757
U.S. Treasury 2.50% 2022		200,000	201,414
U.S. Treasury 0.064% 2023[1]		450,000	450,082
U.S. Treasury 0.069% 2023[1]		645,500	645,689
U.S. Treasury 0.084% 2023[1]		575,000	575,254

Total bonds, notes & other debt instruments (cost: $2,348,173,000)			2,348,732
Total investment securities 100.00% (cost: $23,394,399,000)			23,395,058
Other assets less liabilities (0.00)%			(387)

Net assets 100.00%			$23,394,671

4	American Funds U.S. Government Money Market Fund

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.05%	9/30/2021	10/1/2021	U.S. Treasury 0%-2.875% 2021-2031	$255,000	$250,000	$250,000
BNP Paribas	0.05	9/30/2021	10/1/2021	U.S. Treasury 0.125%-1.875% 2022-2031	408,000	400,000	400,001
BofA Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0.125%-0.625% 2023-2026	408,000	400,000	400,001
Canadian Imperial Bank of Commerce	0.05	9/30/2021	10/1/2021	U.S. Treasury 0%-3.125% 2022-2031	408,000	400,000	400,001
JPMorgan Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0%-7.625% 2022-2024	408,000	400,000	400,001
Mizuho Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0% 2021-2022	255,000	250,000	250,000
New York Federal Reserve	0.05	9/30/2021	10/1/2021	U.S. Treasury 0.125%-2.875% 2022-2040	6,200,009	6,200,000	6,200,009
RBC Dominion Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0%-6.00% 2021-2028	102,000	100,000	100,000
Societe Generale Bank	0.05	9/30/2021	10/1/2021	U.S. Treasury 0%-7.625% 2021-2030	510,000	500,000	500,001
TD Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0%-3.125% 2021-2031	408,000	400,000	400,001
Wells Fargo Securities	0.05	9/30/2021	10/1/2021	U.S. Treasury 0.125%-3.875% 2023-2031	357,000	350,000	350,000
					$9,719,009	$9,650,000	$9,650,015

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

See notes to financial statements.

American Funds U.S. Government Money Market Fund	5

Financial statements

Statement of assets and liabilities
at September 30, 2021	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $13,744,399)		$13,745,058
Repurchase agreements (cost: $9,650,000)		9,650,000
Cash		10,211
Receivables for:
Sales of fund’s shares	$109,619
Services provided by related parties	3,661
Interest	2,663	115,943
		23,521,212
Liabilities:
Payables for:
Purchases of investments	49,992
Repurchases of fund’s shares	70,690
Investment advisory services	5,136
Trustees’ deferred compensation	309
Other	414	126,541
Net assets at September 30, 2021		$23,394,671

Net assets consist of:
Capital paid in on shares of beneficial interest		$23,394,643
Total distributable earnings		28
Net assets at September 30, 2021		$23,394,671

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (23,394,175 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$14,238,728	14,238,426	$1.00
Class C	223,867	223,862	1.00
Class T	10	10	1.00
Class F-1	224,329	224,324	1.00
Class F-2	1,565,450	1,565,417	1.00
Class F-3	146,689	146,686	1.00
Class 529-A	2,276,150	2,276,102	1.00
Class 529-C	56,921	56,920	1.00
Class 529-E	104,495	104,493	1.00
Class 529-T	10	10	1.00
Class 529-F-1	10	10	1.00
Class 529-F-2	241,875	241,870	1.00
Class 529-F-3	10	10	1.00
Class ABLE-A	1,131	1,131	1.00
Class ABLE-F-2	75	75	1.00
Class R-1	41,842	41,841	1.00
Class R-2	844,878	844,860	1.00
Class R-2E	84,492	84,491	1.00
Class R-3	1,059,475	1,059,452	1.00
Class R-4	894,248	894,229	1.00
Class R-5E	133,274	133,271	1.00
Class R-5	199,408	199,404	1.00
Class R-6	1,057,304	1,057,281	1.00

See notes to financial statements.

6	American Funds U.S. Government Money Market Fund

Financial statements (continued)

Statement of operations
for the year ended September 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest			$16,339
Fees and expenses*:
Investment advisory services	$67,340
Distribution services	16,079
Transfer agent services	19,534
Administrative services	7,566
Reports to shareholders	433
Registration statement and prospectus	1,197
Trustees’ compensation	145
Auditing and legal	110
Custodian	67
Other	1,884
Total fees and expenses before waivers/reimbursements	114,355
Less waivers/reimbursements of fees and expenses:
ABLE plan services fee waivers	—	†
Miscellaneous fee reimbursements	97,971
Transfer agent services reimbursements	—	†
Total waivers/reimbursements of fees and expenses	97,971
Total fees and expenses after waivers/reimbursements			16,384
Net investment loss			(45)

Net realized loss and unrealized depreciation:
Net realized loss on investments			(30)
Net unrealized depreciation on investments			(1,022)
Net realized loss and unrealized depreciation			(1,052)

Net decrease in net assets resulting from operations			$(1,097)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30,
	2021	2020
Operations:
Net investment (loss) income	$(45)	$103,707
Net realized (loss) gain	(30)	3
Net unrealized (depreciation) appreciation	(1,022)	1,708
Net (decrease) increase in net assets resulting from operations	(1,097)	105,418

Distributions paid or accrued to shareholders	—	(103,997)

Net capital share transactions	(2,283,024)	7,606,147

Total (decrease) increase in net assets	(2,284,121)	7,607,568

Net assets:
Beginning of year	25,678,792	18,071,224
End of year	$23,394,671	$25,678,792

See notes to financial statements.

American Funds U.S. Government Money Market Fund	7

Notes to financial statements

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

8	American Funds U.S. Government Money Market Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2021, all of the fund’s investment securities were classified as Level 2.

American Funds U.S. Government Money Market Fund	9

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value at $1.00 per share. Given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, the fund cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund and should not be expected to do so at any time.

10	American Funds U.S. Government Money Market Fund

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2021, the fund reclassified $202,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Capital loss carryforward[1]	$(503)
Gross unrealized appreciation on investments	781
Gross unrealized depreciation on investments	(122)
Net unrealized appreciation on investments	659
Cost of investments	23,394,400

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds U.S. Government Money Market Fund	11

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30
Share class	2021	2020
Class A	$—	$66,572
Class C	—	1,093
Class T	—	—	[2]
Class F-1	—	836
Class F-2	—	7,434
Class F-3	—	366
Class 529-A	—	10,389
Class 529-C	—	950
Class 529-E	—	531
Class 529-T	—	—	[2]
Class 529-F-1	—	976
Class 529-F-2[3]	—
Class 529-F-3[3]	—
Class ABLE-A	—	3
Class ABLE-F-2[3]	—
Class R-1	—	201
Class R-2	—	774
Class R-2E	—	130
Class R-3	—	2,635
Class R-4	—	3,339
Class R-5E	—	311
Class R-5	—	1,129
Class R-6	—	6,328
Total	$—	$103,997

[2]	Amount less than one thousand.
[3]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2021, the investment advisory services fees were $67,340,000, which were equivalent to an annualized rate of 0.267% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain

12	American Funds U.S. Government Money Market Fund

shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended September 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 and Class ABLE-F-2 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services fee waiver in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds U.S. Government Money Market Fund	13

For the year ended September 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$—		$10,058		$4,637		Not applicable
Class C	—		186		86		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	622		269		76		Not applicable
Class F-2	Not applicable		805		433		Not applicable
Class F-3	Not applicable		2		37		Not applicable
Class 529-A	—		1,476		724		$1,444
Class 529-C	—		45		22		43
Class 529-E	—		57		34		67
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	7		6		12
Class 529-F-2†	Not applicable		203		66		130
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class ABLE-A	—		1		—	*	1
Class ABLE-F-2†	Not applicable		—	*	—	*	—	*
Class R-1	—		33		13		Not applicable
Class R-2	6,790		3,143		272		Not applicable
Class R-2E	565		196		28		Not applicable
Class R-3	5,764		1,752		346		Not applicable
Class R-4	2,338		949		281		Not applicable
Class R-5E	Not applicable		193		38		Not applicable
Class R-5	Not applicable		119		67		Not applicable
Class R-6	Not applicable		40		400		Not applicable
Total class-specific expenses	$16,079		$19,534		$7,566		$1,697

*	Amount less than one thousand.
†	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.

Miscellaneous fee reimbursements — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. CRMC does not intend to recoup this reimbursement. For the year ended September 30, 2021, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$47,215
Class C	871
Class T	—	*
Class F-1	1,498
Class F-2	4,289
Class F-3	306
Class 529-A	8,741
Class 529-C	260
Class 529-E	396
Class 529-T	—	*
Class 529-F-1	59
Class 529-F-2†	872
Class 529-F-3†	—	*
Class ABLE-A	3
Class ABLE-F-2†	—	*
Class R-1	133
Class R-2	12,111
Class R-2E	989
Class R-3	10,287
Class R-4	5,539
Class R-5E	507
Class R-5	657
Class R-6	3,238
Total reimbursements	$97,971

*	Amount less than one thousand.
†	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.

14	American Funds U.S. Government Money Market Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $145,000 in the fund’s statement of operations reflects $113,000 in current fees (either paid in cash or deferred) and a net increase of $32,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$11,401,517	11,401,513	$—	—	$(12,785,392)	(12,785,394)	$(1,383,875)	(1,383,881)
Class C	247,998	247,998	—	—	(342,644)	(342,644)	(94,646)	(94,646)
Class T	—	—	—	—	—	—	—	—
Class F-1	107,464	107,464	—	—	(151,940)	(151,940)	(44,476)	(44,476)
Class F-2	1,314,728	1,314,727	—	—	(1,241,694)	(1,241,694)	73,034	73,033
Class F-3	182,509	182,510	—	—	(134,083)	(134,083)	48,426	48,427
Class 529-A	1,005,229	1,005,229	—	—	(1,184,754)	(1,184,754)	(179,525)	(179,525)
Class 529-C	36,358	36,359	—	—	(64,522)	(64,522)	(28,164)	(28,163)
Class 529-E	39,373	39,374	—	—	(52,911)	(52,911)	(13,538)	(13,537)
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	11,819	11,819	—	—	(241,815)	(241,815)	(229,996)	(229,996)
Class 529-F-2[2]	355,587	355,588	—	—	(113,718)	(113,718)	241,869	241,870
Class 529-F-3[2]	10	10	—	—	—	—	10	10
Class ABLE-A	1,196	1,196	—	—	(719)	(719)	477	477
Class ABLE-F-2[2]	118	118	—	—	(43)	(43)	75	75
Class R-1	38,317	38,317	—	—	(40,247)	(40,247)	(1,930)	(1,930)
Class R-2	661,748	661,748	—	—	(749,177)	(749,177)	(87,429)	(87,429)
Class R-2E	149,641	149,641	—	—	(152,528)	(152,527)	(2,887)	(2,886)
Class R-3	1,064,128	1,064,128	—	—	(1,174,895)	(1,174,895)	(110,767)	(110,767)
Class R-4	802,220	802,220	—	—	(853,645)	(853,645)	(51,425)	(51,425)
Class R-5E	337,704	337,704	—	—	(302,197)	(302,197)	35,507	35,507
Class R-5	164,106	164,106	—	—	(206,565)	(206,565)	(42,459)	(42,459)
Class R-6	1,702,104	1,702,104	—	—	(2,113,409)	(2,113,409)	(411,305)	(411,305)
Total net increase (decrease)	$19,623,874	19,623,873	$—	—	$(21,906,898)	(21,906,899)	$(2,283,024)	(2,283,026)

American Funds U.S. Government Money Market Fund	15

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended September 30, 2020

Class A	$17,390,451	17,390,450	$65,482		65,483		$(12,551,820)	(12,551,819)	$4,904,113		4,904,114
Class C	511,344	511,345	1,065		1,065		(368,709)	(368,709)	143,700		143,701
Class T	—	—	—		—		—	—	—		—
Class F-1	233,748	233,748	820		819		(144,266)	(144,266)	90,302		90,301
Class F-2	1,438,540	1,438,540	7,313		7,313		(1,179,136)	(1,179,136)	266,717		266,717
Class F-3	198,686	198,687	364		364		(173,066)	(173,066)	25,984		25,985
Class 529-A	1,652,023	1,652,023	10,356		10,357		(961,460)	(961,460)	700,919		700,920
Class 529-C	144,549	144,549	941		941		(231,084)	(231,085)	(85,594)		(85,595)
Class 529-E	78,323	78,322	530		530		(49,845)	(49,845)	29,008		29,007
Class 529-T	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]
Class 529-F-1	159,637	159,637	969		969		(88,477)	(88,477)	72,129		72,129
Class ABLE-A	755	755	3		3		(409)	(409)	349		349
Class R-1	44,001	44,002	197		197		(37,823)	(37,823)	6,375		6,376
Class R-2	974,390	974,390	759		759		(777,500)	(777,500)	197,649		197,649
Class R-2E	198,572	198,571	125		125		(157,323)	(157,323)	41,374		41,373
Class R-3	1,410,146	1,410,146	2,588		2,588		(1,092,894)	(1,092,894)	319,840		319,840
Class R-4	1,014,834	1,014,834	3,286		3,286		(806,386)	(806,386)	211,734		211,734
Class R-5E	341,220	341,220	293		293		(283,794)	(283,794)	57,719		57,719
Class R-5	253,865	253,866	1,118		1,118		(195,281)	(195,281)	59,702		59,703
Class R-6	2,153,190	2,153,191	6,276		6,276		(1,595,339)	(1,595,339)	564,127		564,128
Total net increase (decrease)	$28,198,274	28,198,276	$102,485		102,486		$(20,694,612)	(20,694,612)	$7,606,147		7,606,150

[1]	Includes exchanges between share classes of the fund.
[2]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[3]	Amount less than one thousand.

16	American Funds U.S. Government Money Market Fund

Financial highlights

Period ended	Net asset value, beginning of period	Net investment (loss) income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net (loss) income to average net assets[3]
Class A:
9/30/2021	$1.00	$—	[4]	$—	$1.00	.00%		$14,239		.37%		.06%		—%[5]
9/30/2020	1.00	.01		(.01)	1.00	.61		15,623		.38		.28		.51
9/30/2019	1.00	.02		(.02)	1.00	1.96		10,718		.37		.37		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.19		10,770		.38		.38		1.18
9/30/2017	1.00	—	[4]	— [4]	1.00	.33		11,313		.38		.37		.30
Class C:
9/30/2021	1.00	—	[4]	—	1.00	.00		224		.37		.07		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		319		.38		.27		.42
9/30/2019	1.00	.02		(.02)	1.00	1.93		175		.40		.40		1.92
9/30/2018	1.00	.01		(.01)	1.00	1.16		152		.41		.41		1.13
9/30/2017	1.00	—	[4]	— [4]	1.00	.28		193		.42		.41		.25
Class T:
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.37	[6]	.06	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.62	[6]	—	[7]	.38	[6]	.29	[6]	.62	[6]
9/30/2019	1.00	.02		(.02)	1.00	1.94	[6]	—	[7]	.39	[6]	.39	[6]	1.92	[6]
9/30/2018	1.00	.01		(.01)	1.00	1.18	[6]	—	[7]	.39	[6]	.39	[6]	1.17	[6]
9/30/2017[8,9]	1.00	—	[4]	— [4]	1.00	.26	[6,10]	—	[7]	.19	[6,10]	.19	[6,10]	.26	[6,10]
Class F-1:
9/30/2021	1.00	—	[4]	—	1.00	.00		224		.66		.07		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.46		269		.66		.41		.37
9/30/2019	1.00	.02		(.02)	1.00	1.64		179		.69		.69		1.62
9/30/2018	1.00	.01		(.01)	1.00	.87		166		.70		.70		.88
9/30/2017	1.00	—	[4]	— [4]	1.00	.11		157		.71		.58		.10
Class F-2:
9/30/2021	1.00	—	[4]	—	1.00	.00		1,565		.36		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		1,492		.37		.28		.56
9/30/2019	1.00	.02		(.02)	1.00	1.95		1,226		.39		.39		1.93
9/30/2018	1.00	.01		(.01)	1.00	1.14		87		.43		.43		1.22
9/30/2017	1.00	—	[4]	— [4]	1.00	.26		33		.45		.43		.28
Class F-3:
9/30/2021	1.00	—	[4]	—	1.00	.00		147		.31		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.66		98		.31		.24		.59
9/30/2019	1.00	.02		(.02)	1.00	2.01		72		.32		.32		1.94
9/30/2018	1.00	.01		(.01)	1.00	1.24		16		.34		.34		1.34
9/30/2017[8,11]	1.00	—	[4]	— [4]	1.00	.29	[10]	2		.36	[12]	.35	[12]	.64	[12]
Class 529-A:
9/30/2021	1.00	—	[4]	—	1.00	.00		2,276		.43		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.58		2,456		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		1,755		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		1,440		.47		.47		1.11
9/30/2017	1.00	—	[4]	— [4]	1.00	.24		1,172		.48		.45		.24

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment (loss) income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net (loss) income to average net assets[3]
Class 529-C:
9/30/2021	$1.00	$—	[4]	$—	$1.00	.00%		$57		.43%		.07%		—%[5]
9/30/2020	1.00	.01		(.01)	1.00	.58		85		.45		.35		.60
9/30/2019	1.00	.02		(.02)	1.00	1.87		171		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.09		155		.48		.48		1.03
9/30/2017	1.00	—	[4]	— [4]	1.00	.23		258		.48		.45		.24
Class 529-E:
9/30/2021	1.00	—	[4]	—	1.00	.00		105		.42		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.59		118		.43		.31		.51
9/30/2019	1.00	.02		(.02)	1.00	1.88		89		.45		.45		1.86
9/30/2018	1.00	.01		(.01)	1.00	1.10		75		.47		.47		1.11
9/30/2017	1.00	—	[4]	— [4]	1.00	.24		68		.47		.45		.25
Class 529-T:
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.45	[6]	.07	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.57	[6]	—	[7]	.46	[6]	.34	[6]	.57	[6]
9/30/2019	1.00	.02		(.02)	1.00	1.85	[6]	—	[7]	.48	[6]	.48	[6]	1.84	[6]
9/30/2018	1.00	.01		(.01)	1.00	1.11	[6]	—	[7]	.46	[6]	.46	[6]	1.10	[6]
9/30/2017[8,9]	1.00	—	[4]	— [4]	1.00	.22	[6,10]	—	[7]	.22	[6,10]	.22	[6,10]	.22	[6,10]
Class 529-F-1:
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.40	[6]	.10	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.58		230		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		158		.46		.46		1.85
9/30/2018	1.00	.01		(.01)	1.00	1.10		111		.47		.47		1.12
9/30/2017	1.00	—	[4]	— [4]	1.00	.24		90		.48		.45		.24
Class 529-F-2:
9/30/2021[8,13]	1.00	—	[4]	—	1.00	.00	[10]	242		.46	[12]	.06	[12]	—	[5,12]
Class 529-F-3:
9/30/2021[8,13]	1.00	—	[4]	—	1.00	.00	[10]	—	[7]	.44	[12]	.05	[12]	—	[5,12]
Class ABLE-A:
9/30/2021	1.00	—	[4]	—	1.00	.00		1		.42		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		1		.43		.27		.49
9/30/2019	1.00	.02		(.02)	1.00	1.95		—	[7]	.44		.38		1.94
9/30/2018[8,14]	1.00	—	[4]	— [4]	1.00	.34	[10]	—	[7]	.09	[10]	.09	[10]	.35	[10]

See end of table for footnotes.

18	American Funds U.S. Government Money Market Fund

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment (loss) income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net (loss) income to average net assets[3]
Class ABLE-F-2:
9/30/2021[8,13]	$1.00	$—	[4]	$—	$1.00	.00%[10]	$—	[7]	.41%[12]	.06%[12]	—%[5,12]
Class R-1:
9/30/2021	1.00	—	[4]	—	1.00	.00	42		.38	.07	—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.60	44		.40	.30	.56
9/30/2019	1.00	.02		(.02)	1.00	1.90	37		.43	.43	1.89
9/30/2018	1.00	.01		(.01)	1.00	1.14	33		.43	.43	1.12
9/30/2017	1.00	—	[4]	— [4]	1.00	.27	38		.43	.41	.27
Class R-2:
9/30/2021	1.00	—	[4]	—	1.00	.00	845		1.40	.07	—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.11	932		1.41	.74	.09
9/30/2019	1.00	.01		(.01)	1.00	.89	735		1.43	1.43	.89
9/30/2018	1.00	—	[4]	— [4]	1.00	.22	742		1.44	1.34	.22
9/30/2017	1.00	—	[4]	—	1.00	.00	854		1.03	.64	.03
Class R-2E:
9/30/2021	1.00	—	[4]	—	1.00	.00	85		1.12	.06	—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.25	87		1.12	.58	.19
9/30/2019	1.00	.01		(.01)	1.00	1.19	46		1.15	1.15	1.20
9/30/2018	1.00	—	[4]	— [4]	1.00	.46	30		1.16	1.15	.46
9/30/2017	1.00	—	[4]	—	1.00	.00	24		.86	.71	.03
Class R-3:
9/30/2021	1.00	—	[4]	—	1.00	.00	1,060		.96	.07	—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.31	1,170		.96	.54	.27
9/30/2019	1.00	.01		(.01)	1.00	1.34	850		.98	.98	1.33
9/30/2018	1.00	.01		(.01)	1.00	.61	813		.99	.99	.57
9/30/2017	1.00	—	[4]	—	1.00	.00	912		.72	.64	.04
Class R-4:
9/30/2021	1.00	—	[4]	—	1.00	.00	894		.66	.07	—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.46	946		.66	.42	.41
9/30/2019	1.00	.02		(.02)	1.00	1.65	734		.68	.68	1.64
9/30/2018	1.00	.01		(.01)	1.00	.88	680		.69	.69	.86
9/30/2017	1.00	—	[4]	— [4]	1.00	.14	814		.56	.54	.16
Class R-5E:
9/30/2021	1.00	—	[4]	—	1.00	.00	133		.46	.06	—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.57	98		.46	.31	.44
9/30/2019	1.00	.02		(.02)	1.00	1.86	40		.47	.47	1.86
9/30/2018	1.00	.01		(.01)	1.00	1.09	13		.48	.48	1.22
9/30/2017	1.00	—	[4]	— [4]	1.00	.17	—	[7]	.63	.53	.39

See end of table for footnotes.

American Funds U.S. Government Money Market Fund	19

Financial highlights (continued)

Period ended	Net asset value, beginning of period	Net investment (loss) income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net (loss) income to average net assets[3]
Class R-5:
9/30/2021	$1.00	$—	[4]	$—	$1.00	.00%	$199	.36%	.07%	—%[5]
9/30/2020	1.00	.01		(.01)	1.00	.63	242	.36	.27	.54
9/30/2019	1.00	.02		(.02)	1.00	1.95	182	.38	.38	1.94
9/30/2018	1.00	.01		(.01)	1.00	1.18	192	.39	.39	1.16
9/30/2017	1.00	—	[4]	— [4]	1.00	.30	218	.38	.37	.32
Class R-6:
9/30/2021	1.00	—	[4]	—	1.00	.00	1,057	.31	.07	—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.66	1,469	.32	.24	.54
9/30/2019	1.00	.02		(.02)	1.00	2.00	904	.33	.33	1.99
9/30/2018	1.00	.01		(.01)	1.00	1.23	765	.34	.34	1.24
9/30/2017	1.00	—	[4]	— [4]	1.00	.36	665	.34	.34	.37

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or Virginia 529. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates and reimbursed a portion of transfer agent service fees for certain share classes. In addition, during the years shown, Virginia529 waived ABLE plan services fees for existing Class ABLE shares.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Not annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Annualized.
[13]	Class 529-F-2, Class 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[14]	Class ABLE-A shares began investment operations on July 13, 2018.

See notes to financial statements.

20	American Funds U.S. Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Government Money Market Fund (the “Fund”) as of September 30, 2021, the related statement of operations for the year ended September 30, 2021, the statements of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
November 9, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds U.S. Government Money Market Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2021, through September 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	American Funds U.S. Government Money Market Fund

Expense example (continued)

	Beginning account value 4/1/2021	Ending account value 9/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,000.00	$.20	.04%
Class A – assumed 5% return	1,000.00	1,024.87	.20	.04
Class C – actual return	1,000.00	1,000.00	.20	.04
Class C – assumed 5% return	1,000.00	1,024.87	.20	.04
Class T – actual return	1,000.00	1,000.00	.15	.03
Class T – assumed 5% return	1,000.00	1,024.92	.15	.03
Class F-1 – actual return	1,000.00	1,000.00	.20	.04
Class F-1 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class F-2 – actual return	1,000.00	1,000.00	.20	.04
Class F-2 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class F-3 – actual return	1,000.00	1,000.00	.20	.04
Class F-3 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class 529-A – actual return	1,000.00	1,000.00	.20	.04
Class 529-A – assumed 5% return	1,000.00	1,024.87	.20	.04
Class 529-C – actual return	1,000.00	1,000.00	.20	.04
Class 529-C – assumed 5% return	1,000.00	1,024.87	.20	.04
Class 529-E – actual return	1,000.00	1,000.00	.20	.04
Class 529-E – assumed 5% return	1,000.00	1,024.87	.20	.04
Class 529-T – actual return	1,000.00	1,000.00	.25	.05
Class 529-T – assumed 5% return	1,000.00	1,024.82	.25	.05
Class 529-F-1 – actual return	1,000.00	1,000.00	.15	.03
Class 529-F-1 – assumed 5% return	1,000.00	1,024.92	.15	.03
Class 529-F-2 – actual return	1,000.00	1,000.00	.20	.04
Class 529-F-2 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class 529-F-3 – actual return	1,000.00	1,000.00	.15	.03
Class 529-F-3 – assumed 5% return	1,000.00	1,024.92	.15	.03
Class ABLE-A – actual return	1,000.00	1,000.00	.20	.04
Class ABLE-A – assumed 5% return	1,000.00	1,024.87	.20	.04
Class ABLE-F-2 – actual return	1,000.00	1,000.00	.20	.04
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-1 – actual return	1,000.00	1,000.00	.20	.04
Class R-1 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-2 – actual return	1,000.00	1,000.00	.20	.04
Class R-2 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-2E – actual return	1,000.00	1,000.00	.20	.04
Class R-2E – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-3 – actual return	1,000.00	1,000.00	.20	.04
Class R-3 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-4 – actual return	1,000.00	1,000.00	.20	.04
Class R-4 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-5E – actual return	1,000.00	1,000.00	.20	.04
Class R-5E – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-5 – actual return	1,000.00	1,000.00	.20	.04
Class R-5 – assumed 5% return	1,000.00	1,024.87	.20	.04
Class R-6 – actual return	1,000.00	1,000.00	.20	.04
Class R-6 – assumed 5% return	1,000.00	1,024.87	.20	.04

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds U.S. Government Money Market Fund	23

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24	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	25

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2009	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 – 2003)	87	None
R. Clark Hooper, 1946	2009	Private investor	90	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2009	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

26	American Funds U.S. Government Money Market Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Hall, 1965 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds U.S. Government Money Market Fund	27

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

28	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available on the Capital Group website at capitalgroup.com.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MMF

Registrant:

a) Audit Fees:
Audit	2020	22,000
	2021	74,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	8,000
	2021	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	None
	2021	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	15,000
	2021	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	8,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $31,000 for fiscal year 2020 and $9,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2021